Other Receivables, Net - Schedule of Other Receivables (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Receivables [Abstract]
Other deposits	[1]	¥ 57,693,075	$ 8,250,000
Other current assets	[2]	3,560,759	509,182	2,681,583
Advance to employees	[3]	1,303,893	186,454	2,206,766
Deposits		1,300,673	185,994	1,732,173
Prepaid expenses		1,308,166	187,065	837,893
Others		622,002	88,945	538,137
Subtotal		65,788,568	9,407,640	7,996,552
Allowance for expected credit losses		(2,270,607)	(324,692)	(2,677,828)
Total		¥ 63,517,961	$ 9,082,948	¥ 5,318,724

[1]	Other deposits represent pre-paid amounts for public relation and marketing advisory agreements, which are refundable due to their cancellation or termination. As of the issuance of this financial statements, the total balance as of December 31, 2025 was fully received.
[2]	Other current assets represent the balance of input of value added tax (“VAT”) which will be deductible from output VAT incurred in the next twelve months.
[3]	Advance to employees represent cash paid in advance to employees for the business expenses that are anticipated to be incurred by the employee on behalf of the Group and loan to employees that borrowers will repay over time.